ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

6. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Professional service fees	3,459,430	935,434
Payroll and related liabilities	2,390,025	3,229,794
Utility and maintenance	459	8,685
Other taxes and surcharge	63,919	62,270
Others	145,664	143,060
	6,059,497	4,379,243